UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08560

GAMCO International Growth Fund, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

GAMCO International Growth Fund, Inc. Semiannual Report — June 30, 2012

Caesar Bryan

To Our Shareholders,

For the six months ended June 30, 2012, the net asset value (“NAV”) per Class AAA Share of the GAMCO International Growth Fund, Inc. increased 3.7% compared with an increase of 3.0% for the Morgan Stanley Capital International (“MSCI”) Europe, Australasia, and the Far East (“EAFE”) Index. See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of June 30, 2012.

Comparative Results

Average Annual Returns through June 30, 2012 (a) (Unaudited)					Since
	Six Months	1 Year	5 Year	10 Year	Inception (6/30/95)
Class AAA (GIGRX)	3.74%	(9.97)%	(2.28)%	5.92%	6.49%
MSCI EAFE Index	2.96	(13.83)	(6.10)	5.14	4.01
Lipper International Large-Cap Growth Fund Average	5.63	(10.93)	(3.76)	4.82	N/A
Lipper International Multi-Cap Growth Fund Average	5.20	(13.57)	(3.50)	6.47	6.15
Class A (GAIGX)	3.73	(9.93)	(2.22)	6.03	6.60
With sales charge (b)	(2.23)	(15.11)	(3.38)	5.40	6.23
Class C (GCIGX)	3.36	(10.64)	(3.02)	5.04	5.90
With contingent deferred sales charge (c)	2.36	(11.54)	(3.02)	5.04	5.90
Class I (GIIGX)	3.83	(9.72)	(2.06)	6.04	6.57

In the current prospectus dated April 27, 2012, the expense ratios for Class AAA, A, C, and I Shares are 2.10%, 2.10%, 2.85%, and 1.85%, respectively. See page 8 for the expense ratios for the six months ended June 30, 2012. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and C Shares is 5.75%, and 1.00%, respectively.

(a)  Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share prices, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on July 25, 2001, December 17, 2000, and January 11, 2008, respectively. The actual performance of the Class C Shares would have been lower due to the additional expenses associated with this class of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI EAFE Index is an unmanaged indicator of international stock market performance, while the Lipper International Large-Cap Growth Fund Average and the Lipper International Multi-Cap Growth Fund Average reflect the average performance of mutual funds classified in these particular categories. Dividends are considered reinvested. You cannot invest directly in an index.

(b)  Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)  Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

GAMCO International Growth Fund, Inc.
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2012 through June 30, 2012	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/12	Ending Account Value 06/30/12	Annualized Expense Ratio	Expenses Paid During Period*
GAMCO International Growth Fund, Inc.
Actual Fund Return
Class AAA	$1,000.00	$1,037.40	1.92%	$ 9.73
Class A	$1,000.00	$1,037.30	1.92%	$ 9.73
Class C	$1,000.00	$1,033.60	2.67%	$13.50
Class I	$1,000.00	$1,038.30	1.67%	$ 8.46
Hypothetical 5% Return
Class AAA	$1,000.00	$1,015.32	1.92%	$ 9.62
Class A	$1,000.00	$1,015.32	1.92%	$ 9.62
Class C	$1,000.00	$1,011.59	2.67%	$13.35
Class I	$1,000.00	$1,016.56	1.67%	$ 8.37

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 366.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2012:

GAMCO International Growth Fund, Inc.

Consumer Staples	18.2%
Consumer Discretionary	16.7%
Industrials	15.7%
Materials	14.2%
Energy	11.5%
Health Care	10.6%

Financials	9.6%
Information Technology	5.2%
Other Assets and Liabilities (Net)	(1.7)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at  www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s  website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO International Growth Fund, Inc.

Schedule of Investments — June 30, 2012 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 101.7%
	CONSUMER STAPLES — 18.2%
12,628	British American Tobacco plc	$316,109	$642,005
9,000	Danone	563,871	559,321
36,500	Diageo plc	379,607	940,785
11,000	Heineken NV	515,239	573,615
20,400	Japan Tobacco Inc.	577,500	604,363
4,700	L’Oreal SA	511,800	549,926
11,800	Nestlé SA	587,782	704,199
6,500	Pernod-Ricard SA	268,217	695,060
10,400	Unicharm Corp.	461,442	591,981
15,300	Wesfarmers Ltd.	494,412	470,959

	TOTAL CONSUMER STAPLES	4,675,979	6,332,214

	CONSUMER DISCRETIONARY — 16.7%
13,500	Accor SA	441,639	423,055
5,600	Christian Dior SA	377,467	770,153
17,000	Compagnie Financiere Richemont SA, Cl. A	268,069	933,467
2,700	Fast Retailing Co. Ltd.	466,598	540,248
177,100	Genting Berhad	595,341	528,868
13,500	Hennes & Mauritz AB, Cl. B	360,718	484,568
135,000	Luk Fook Holdings International Ltd.	273,971	283,270
1,080,000	Media Nusantara Citra Tbk PT	230,180	230,121
10,300	Naspers Ltd., Cl. N	499,765	550,148
11,100	The Swatch Group AG	648,985	772,243
27,000	WPP plc	364,187	327,772

	TOTAL CONSUMER DISCRETIONARY	4,526,920	5,843,913

	INDUSTRIALS — 15.7%
14,400	CNH Global NV†	522,384	559,584
23,400	Experian plc	276,588	330,130
4,400	FANUC Corp.	447,068	723,277
23,100	Jardine Matheson Holdings Ltd.	769,104	1,125,208
22,900	Komatsu Ltd.	541,975	546,654
32,400	Mitsui & Co. Ltd.	586,071	481,459
2,700	Siemens AG	256,320	226,874
189,000	Sime Darby Berhad	544,739	591,404
3,300	SMC Corp.	440,052	572,146
13,500	The Weir Group plc	411,016	324,401

	TOTAL INDUSTRIALS	4,795,317	5,481,137

	MATERIALS — 14.2%
7,650	Agnico-Eagle Mines Ltd.	428,366	309,519
21,430	Anglo American plc	854,176	704,302
17,910	BHP Billiton plc	575,379	509,044
15,300	Newcrest Mining Ltd.(a)	526,753	360,162
16,525	Rio Tinto plc	593,865	785,326
45,000	Sanyo Special Steel Co. Ltd.	273,187	195,228
7,600	Shin-Etsu Chemical Co. Ltd.	431,602	418,517
2,150	Syngenta AG	667,425	735,999

Shares		Cost	Market Value
58,500	Tokai Carbon Co. Ltd.	$297,280	$257,968
53,800	Xstrata plc	555,191	676,447

	TOTAL MATERIALS	5,203,224	4,952,512

	ENERGY — 11.5%
36,000	Aker Solutions ASA	449,009	510,816
30,600	BG Group plc	635,734	626,425
67,500	BP plc	489,209	450,777
139,500	Gulf Keystone Petroleum Ltd.†	336,577	357,723
7,200	Imperial Oil Ltd.	285,060	301,196
9,900	Saipem SpA	205,197	440,891
13,500	Statoil ASA, ADR	331,225	322,110
4,500	Technip SA	289,498	468,973
23,400	Tullow Oil plc	389,058	540,833

	TOTAL ENERGY	3,410,567	4,019,744

	HEALTH CARE — 10.6%
900,000	Bangkok Chain Hospital PCL, NVDR	220,394	274,817
8,100	Bayer AG	452,741	583,682
4,000	Cochlear Ltd.	197,688	271,652
9,900	Elekta AB	388,875	452,388
17,240	GlaxoSmithKline plc	458,108	391,589
10,300	Novartis AG	479,877	575,887
4,800	Roche Holding AG, Genusschein	602,071	829,118
30,600	Smith & Nephew plc	286,679	306,074

	TOTAL HEALTH CARE	3,086,433	3,685,207

	FINANCIALS — 9.6%
47,600	Cheung Kong (Holdings) Ltd.	538,485	587,684
31,500	Hang Seng Bank Ltd.	432,974	433,062
72,000	Hongkong Land Holdings Ltd.	380,431	415,351
28,400	Kinnevik Investment AB, Cl. B	572,081	570,053
18,000	Schroders plc	433,261	377,295
18,000	Standard Chartered plc	420,297	391,013
189,000	Swire Properties Ltd.	450,489	569,171

	TOTAL FINANCIALS	3,228,018	3,343,629

	INFORMATION TECHNOLOGY — 5.2%
12,600	Azbil Corp.	266,712	258,244
10,300	Canon Inc.	404,994	411,078
10,800	Hoya Corp.	281,862	237,924
2,500	Keyence Corp.	392,002	618,433
900	Yahoo! Japan Corp.	319,450	291,387

	TOTAL INFORMATION TECHNOLOGY	1,665,020	1,817,066

	TOTAL COMMON STOCKS	30,591,478	35,475,422

	TOTAL INVESTMENTS — 101.7%	$30,591,478	35,475,422

	Other Assets and Liabilities (Net) — (1.7)%		(606,854)

	NET ASSETS — 100.0%		$34,868,568

See accompanying notes to financial statements.

GAMCO International Growth Fund, Inc.

Schedule of Investments (Continued) — June 30, 2012 (Unaudited)

(a)

Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2012, the market value of the fair valued security amounted to $360,162 or 1.03% of net assets.

†	Non-income producing security.

ADR     American Depositary Receipt

NVDR  Non-Voting Depositary Receipt

Geographic Diversification	% of Market Value	Market Value
Europe	59.4%	$21,066,200
Japan	19.0	6,748,908
Asia/Pacific	17.3	6,141,728
North America	1.7	610,715
South Africa	1.6	550,148
Latin America	1.0	357,723

	100.0%	$35,475,422

See accompanying notes to financial statements.

GAMCO International Growth Fund, Inc.

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets:
Investments, at value (cost $30,591,478)	$35,475,422
Receivable for investments sold	3,368,255
Receivable for Fund shares sold	30,148
Dividends receivable	113,776
Prepaid expenses	39,913

Total Assets	39,027,514

Liabilities:
Payable to custodian	22,272
Payable for Fund shares redeemed	580,102
Deferred tax liability(a)	8,540
Payable for investment advisory fees	32,726
Payable for distribution fees	8,043
Line of credit payable	3,452,000
Other accrued expenses	55,263

Total Liabilities	4,158,946

Net Assets
(applicable to 1,676,366 shares outstanding)	$34,868,568

Net Assets Consist of:
Paid-in capital	$28,788,806
Accumulated net investment income	143,953
Accumulated net realized gain on investments and foreign currency transactions	1,058,239
Net unrealized appreciation on investments	4,875,404
Net unrealized appreciation on foreign currency translations	2,166

Net Assets	$34,868,568

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($32,519,856 ÷ 1,563,315 shares outstanding; 375,000,000 shares authorized)	$20.80
Class A:
Net Asset Value and redemption price per share ($501,011 ÷ 23,706 shares outstanding; 250,000,000 shares authorized)	$21.13
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$22.42
Class C:
Net Asset Value and offering price per share ($293,493 ÷ 14,887 shares outstanding; 125,000,000 shares authorized)	$19.71	(b)
Class I:
Net Asset Value, offering, and redemption price per share ($1,554,208 ÷ 74,458 shares outstanding; 125,000,000 shares authorized)	$20.87

(a)	Deferred Thailand capital gains tax.
(b)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $36,574)	$755,466
Interest	325

Total Investment Income	755,791

Expenses:
Investment advisory fees	222,399
Distribution fees - Class AAA	52,806
Distribution fees - Class A	530
Distribution fees - Class C	1,272
Custodian fees	35,009
Legal and audit fees	28,408
Registration expenses	25,128
Shareholder communications expenses	16,026
Shareholder services fees	10,720
Directors’ fees	8,250
Miscellaneous expenses	24,728

Total Expenses	425,276

Net Investment Income	330,515

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	1,058,935
Net realized loss on foreign currency transactions	(537)

Net realized gain on investments and foreign currency transactions	1,058,398

Net change in unrealized appreciation/depreciation:
on investments(a)	(4,607)
on foreign currency translations	2,983

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(1,624)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	1,056,774

Net Increase in Net Assets Resulting from Operations	$1,387,289

See accompanying notes to financial statements.

GAMCO International Growth Fund, Inc.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income/(loss)	$330,515	$(35,571)
Net realized gain on investments and foreign currency transactions	1,058,398	533,866
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(1,624)	(4,396,392)

Net Increase/(Decrease) in Net Assets Resulting from Operations	1,387,289	(3,898,097)

Distributions to Shareholders:
Net investment income
Class AAA	—	(47,018)
Class A	—	(305)
Class I	—	(3,773)

	—	(51,096)

Net realized gain
Class AAA	—	(507,296)
Class A	—	(4,194)
Class C	—	(2,308)
Class I	—	(17,740)

	—	(531,538)

Return of capital
Class AAA	—	(13,737)
Class A	—	(89)
Class I	—	(1,102)

	—	(14,928)

Total Distributions to Shareholders	—	(597,562)

Capital Share Transactions:
Class AAA	(8,997,610)	14,785,027
Class A	162,408	85,119
Class B*	—	(4,566)
Class C	121,341	163,376
Class I	100,942	71,361

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(8,612,919)	15,100,317

Redemption Fees	4	1,457

Net Increase in Net Assets	(7,225,626)	10,606,115
Net Assets:
Beginning of period	42,094,194	31,488,079

End of period (including undistributed net investment income of $143,953 and $0, respectively)	$34,868,568	$42,094,194

*	Class B Shares were fully redeemed and closed on April 29, 2011.

See accompanying notes to financial statements.

GAMCO International Growth Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions									Ratios to Average Net Assets/ Supplemental Data
Period Ended December 31	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital		Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses		Operating Expense Ratio (Net of Interest Expense)		Portfolio Turnover Rate
Class AAA
2012(c)	$20.05	$ 0.16	$ 0.59	$ 0.75	—	—	—		—	$(0.00)	$20.80	3.7%	$32,520	1.48	%(d)	1.92	%(d)	1.92	%(d)	12%
2011	22.59	(0.03)	(2.22)	(2.25)	$(0.02)	$(0.26)	$(0.01)		$(0.29)	0.00	20.05	10.0	40,182	(0.12)		2.10		2.10		12
2010	19.39	(0.06)	3.78	3.72	—	(0.52)	—		(0.52)	—	22.59	19.2	29,666	(0.30)		2.38		2.37		14
2009	14.12	0.03	5.34	5.37	(0.09)	—	(0.01)		(0.10)	0.00	19.39	38.0	27,628	0.17		2.44		2.43		13
2008	26.19	0.30	(11.63)	(11.33)	(0.32)	(0.41)	(0.01)		(0.74)	0.00	14.12	(43.2)	25,355	1.41		2.01		2.00		9
2007	24.57	0.33	2.34	2.67	(0.35)	(0.70)	—		(1.05)	0.00	26.19	10.9	56,678	1.26		1.91		1.87		18
Class A
2012(c)	$20.37	$ 0.17	$ 0.59	$ 0.76	—	—	—		—	$ 0.00	$21.13	3.7%	$ 501	1.54	%(d)	1.92	%(d)	1.92	%(d)	12%
2011	22.93	(0.02)	(2.26)	(2.28)	$(0.02)	$(0.26)	$(0.00	)(b)	$(0.28)	0.00	20.37	(9.9)	334	(0.10)		2.10		2.10		12
2010	19.68	(0.06)	3.83	3.77	—	(0.52)	—		(0.52)	—	22.93	19.1	282	(0.30)		2.38		2.37		14
2009	14.33	0.02	5.43	5.45	(0.09)	—	(0.01)		(0.10)	0.00	19.68	38.1	241	0.10		2.44		2.43		13
2008	26.45	0.30	(11.70)	(11.40)	(0.30)	(0.41)	(0.01)		(0.72)	0.00	14.33	(43.0)	153	1.37		2.01		2.00		9
2007	24.82	0.36	2.33	2.69	(0.36)	(0.70)	—		(1.06)	0.00	26.45	10.9	473	1.34		1.91		1.87		18
Class C
2012(c)	$19.07	$ 0.09	$ 0.55	$ 0.64	—	—	—		—	$(0.00)	$19.71	3.4%	$ 294	0.89	%(d)	2.67	%(d)	2.67	%(d)	12%
2011	21.63	(0.22)	(2.08)	(2.30)	—	$(0.26)	—		$(0.26)	0.00	19.07	(10.6)	173	(1.10)		2.85		2.85		12
2010	18.73	(0.21)	3.63	3.42	—	(0.52)	—		(0.52)	—	21.63	18.2	27	(1.08)		3.13		3.12		14
2009	13.67	(0.08)	5.14	5.06	—	—	—		—	0.00	18.73	37.0	16	(0.50)		3.19		3.18		13
2008	25.08	0.05	(11.01)	(10.96)	$(0.03)	(0.41)	$(0.01)		(0.45)	0.00	13.67	(43.7)	24	0.22		2.76		2.75		9
2007	23.67	0.27	2.10	2.37	(0.26)	(0.70)	—		(0.96)	0.00	25.08	10.1	109	1.05		2.66		2.62		18
Class I
2012(c)	$20.10	$ 0.19	$ 0.58	$ 0.77	—	—	—		—	$ 0.00	$20.87	3.8%	$ 1,554	1.75	%(d)	1.67	%(d)	1.67	%(d)	12%
2011	22.62	0.05	(2.24)	(2.19)	$(0.05)	$(0.26)	$(0.02)		$(0.33)	0.00	20.10	(9.7)	1,405	0.23		1.85		1.85		12
2010	19.37	(0.01)	3.78	3.77	—	(0.52)	—		(0.52)	—	22.62	19.4	1,508	(0.07)		2.13		2.12		14
2009	14.10	0.07	5.34	5.41	(0.13)	—	(0.01)		(0.14)	0.00	19.37	38.4	1,167	0.46		2.19		2.18		13
2008(e)	24.96	0.41	(10.47)	(10.06)	(0.38)	(0.41)	(0.01)		(0.80)	0.00	14.10	(40.2)	1,008	2.01	(d)	1.76	(d)	1.75	(d)	9

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2012, unaudited.
(d)	Annualized.
(e)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.

See accompanying notes to financial statements.

GAMCO International Growth Fund, Inc.

Notes to Financial Statements (Unaudited)

1. Organization. GAMCO International Growth Fund, Inc. was incorporated on May 25, 1994 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is long-term capital appreciation. The Fund commenced investment operations on June 30, 1995.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities, which occur between the close of trading on the principal market for such securities (foreign exchanges

GAMCO International Growth Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 6/30/12
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy	$ 623,306	$ 3,396,438	$ 4,019,744
Industrials	559,584	4,921,553	5,481,137
Materials	309,519	4,642,993	4,952,512
Other Industries (a)	—	21,022,029	21,022,029
Total Common Stocks	1,492,409	33,983,013	35,475,422
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,492,409	$33,983,013	$35,475,422

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

At December 31, 2011, the market value of Level 2 securities was $4,644,907, or 11.03% of net assets. During the six months ended June 30, 2012, foreign common stock was transferred from Level 1 to Level 2 due to the application of fair value procedures resulting from volatility in U.S. markets after the close of the foreign markets. The beginning of period value of the securities that transferred from Level 1 to Level 2 during the six months ended June 30, 2012 amounted to $34,256,550, or 80.40% of net assets.

There were no Level 3 investments held at June 30, 2012 or December 31, 2011.

Additional Information to Evaluate Quantitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these

GAMCO International Growth Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2012, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually

GAMCO International Growth Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature.

GAMCO International Growth Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2011 was as follows:

Distributions paid from:
Ordinary income	$50,710
Net long-term capital gains	531,924
Return of capital	14,928

Total distributions paid	$597,562

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2012:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

Investments	$30,591,632	$6,177,278	$(1,293,488)	$4,883,790

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2012, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2012, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2008 through December 31, 2011 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

GAMCO International Growth Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

The Fund pays each Director who is not considered to be an affiliated person an annual retainer of $1,000 plus $500 for each Board meeting attended and each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Fund at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2012, other than short-term securities and U.S. Government obligations, aggregated $5,099,581 and $9,226,476, respectively.

6. Transactions with Affiliates. During the six months ended June 30, 2012, the Distributor informed the Fund that it retained a total of $381 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the LIBOR rate plus 125 basis points or the sum of the federal funds rate plus 125 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At June 30, 2012, The Fund had an overdraft of $3,474,267, of which $3,452,000 was borrowed under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2012 was $173,330 with a weighted average interest rate of 1.18%. The maximum amount borrowed at any time during the six months ended was $3,783,000 and the maximum overdraft was $5,814,710, including $3,513,000 borrowed under the line of credit.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, solely to certain institutions, directly through the Distributor, or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares were fully redeemed on April 29, 2011. Class C Shares are subject to a 1.00% CDSC for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital.

GAMCO International Growth Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

The redemption fees retained by the Fund during the six months ended June 30, 2012 and the year ended December 31, 2011, amounted to $4 and $1,457, respectively.

Transactions in shares of capital stock were as follows:

	For the Six
	Months Ended
	June 30, 2012		Year Ended
	(Unaudited)		December 31, 2011

	Shares	Amount	Shares	Amount

Class AAA
Shares sold	194,029	$4,166,304	933,155	$20,045,463
Shares issued upon reinvestment of distributions	—	—	27,101	535,517
Shares redeemed	(634,490)	(13,163,914)	(270,020)	(5,795,953)

Net increase/(decrease)	(440,461)	$(8,997,610)	690,236	$14,785,027

Class A
Shares sold	8,288	$185,223	5,736	$119,945
Shares issued upon reinvestment of distributions	—	—	161	3,219
Shares redeemed	(1,004)	(22,815)	(1,760)	(38,045)

Net increase	7,284	$162,408	4,137	$85,119

Class B*
Shares redeemed	—	—	(207)	$(4,566)

Net decrease	—	$—	(207)	$(4,566)

Class C
Shares sold	6,486	$134,240	8,096	$169,919
Shares issued upon reinvestment of distributions	—	—	117	2,193
Shares redeemed	(666)	(12,899)	(417)	(8,736)

Net increase	5,820	$121,341	7,796	$163,376

Class I
Shares sold	5,796	$127,325	8,304	$184,118
Shares issued upon reinvestment of distributions	—	—	1,141	22,601
Shares redeemed	(1,237)	(26,383)	(6,212)	(135,358)

Net increase	4,559	$100,942	3,233	$71,361

*	Class B shares were fully redeemed on April 29, 2011.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this

GAMCO International Growth Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

GAMCO International Growth Fund, Inc.

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contemplates that the Board of Directors (the “Board”) of the GAMCO International Growth Fund, Inc. (the “Fund”), including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the “Independent Board Members”), are required annually to review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the “Advisory Agreement”) with Gabelli Funds, LLC (the “Adviser”) for the Fund.

More specifically, at a meeting held on February 28, 2012, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

1) The nature, extent, and quality of services provided by the Advisor.

 The Board reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting, and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulation. The Board noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services for the Fund’s Rule 38a-1 compliance program.

 The Board also considered that the Adviser paid for all compensation of officers and Board Members of the Fund that are affiliated with the Adviser and that the Adviser further provided services to shareholders of the Fund who had invested through various programs offered by third party financial intermediaries (“Participating Organizations”). The Board evaluated these factors based on its direct experience with the Adviser and in consultation with Fund Counsel. The Board noted that the Adviser had engaged, at its expense, BNY to assist it in performing certain of its administrative functions. The Board concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through BNY, had not diminished over the past year, and that the quality of service continued to be high.

 The Board reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

GAMCO International Growth Fund, Inc.

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

2) The performance of the Fund and the Adviser.

 The Board reviewed the investment performance of the Fund, on an absolute basis, as compared with its Lipper peer group of other SEC registered funds, and against the Fund’s broad based securities market benchmark as reflected in the Fund’s prospectus and annual report. The Board considered the Fund’s one, three, five, and ten year average annual total return for the periods ended December 31, 2011, but placed greater emphasis on the Fund’s longer term performance. The peer group considered by the Board was developed by Lipper and was comprised of other international large-cap growth funds (the “Performance Peer Group”). The Board considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s objectives, strategies, limitations, and restrictions. In reviewing the performance of the Fund, the Board noted that the Fund’s performance was above the median for the one year, three year, five year, and ten year periods. The Board concluded that the Fund’s performance was reasonable in comparison with that of the Performance Peer Group.

 In connection with its assessment of the performance of the Adviser, the Board considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided to the Fund to date.

3) The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund.

 In connection with the Board’s consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board considered a number of factors. First, the Board compared the level of the advisory fee for the Fund against comparative Lipper expense peer group (“Expense Peer Group”). The Board also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board considered both the comparative contract rates as well as the level of advisory fees after waivers and/or reimbursements. The Board noted that the Fund’s advisory fee and expense ratio were higher than average when compared with those of the Expense Peer Group.

 The Board also reviewed the fees charged by the Adviser to provide similar advisory services to other registered investment companies or accounts with similar investment objectives, noting that the fees charged by the Adviser were the same or lower, than the fees charged to the Fund.

 The Board also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board reviewed Pro-forma Income Statements of the Adviser for the year ended December 31, 2011. The Board considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the Fund analysis, the Board received an analysis based on the Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher and lower asset levels. The Board concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

GAMCO International Growth Fund, Inc.

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

 With respect to the Board’s consideration of economies of scale, the Board discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board noted the Fund’s current size and concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5) Other Factors.

 In addition to the above factors, the Board also discussed other benefits received by the Adviser from its management of the Fund. The Board considered that the Adviser does use soft dollars in connection with its management of the Fund.

 Based on a consideration of all these factors in their totality, the Board, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board determined to approve the continuation of the Fund’s Advisory Agreement. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

GAMCO International Growth Fund, Inc.

One Corporate Center

Rye, New York 10580-1422

800-GABELLI

800-422-3554

fax: 914-921-5118

website: www.gabelli.com

e-mail: info@gabelli.com

Net Asset Value per share available daily by calling

800-GABELLI after 7:00 P.M.

Board of Directors

Mario J. Gabelli, CFA	Werner J. Roeder, MD
Chairman and Chief	Medical Director,
Executive Officer,	Lawrence Hospital
GAMCO Investors, Inc.

Anthony J. Colavita	Anthonie C. van Ekris
President,	Chairman,
Anthony J. Colavita, P.C.	BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

Officers and Portfolio Manager

Caesar Bryan	Bruce N. Alpert
Portfolio Manager	President, Secretary,
and Acting Chief Compliance
Agnes Mullady	Officer
Treasurer

Custodian, Transfer Agent,

and Dividend Disbursing Agent

State Street Bank and Trust Company

Distributor

G.distributors, LLC

Legal Counsel

Paul Hastings LLP

This report is submitted for the general information of the shareholders of GAMCO International Growth Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB009Q212SR

GAMCO

GAMCO International

Growth

Fund,

Inc.

SEMIANNUAL REPORT

JUNE 30, 2012

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) GAMCO International Growth Fund, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date	9/7/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date	9/7/12

By (Signature and Title)*	/s/ Agnes Mullady

Agnes Mullady, Principal Financial Officer and Treasurer

Date	9/7/12

* Print the name and title of each signing officer under his or her signature.